Fair Value Measurements - Reconciliation of warrant liabilities (Details)	6 Months Ended
Jun. 30, 2021 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Additions pursuant to Merger	$ 25,520,195
Gain upon re-measurement	354,701
Balance at the ending balance	25,874,896
Common stock warrant [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Additions pursuant to Merger	1,983,674
Gain upon re-measurement	(1,468,649)
Balance at the ending balance	$ 515,025